Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Loans to Related Parties

Related party activity for the years ended December 31, 2016 and 2015 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2016	2015
Balance, beginning of year	$2,433	$38,490
Additions	—	—
Other reductions(1)	(236)	—
Repayments	(1,773)	(36,057)
Balance, end of year	$424	$2,433

(1)	Represents balances at the beginning of the period for related parties who left the Company during the course of the year.

Summary of Leases

Terms of these five agreements at December 31, 2016 are as follows:

SUMMARY OF LEASES WITH AFFILIATES

December 31, 2016	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	2 five-year terms	Fixed
October 2017	1,408	N/A	N/A
August 2025(1)	570	4 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed
June 2029(2)	269	N/A	CPI

(1)	This lease is recorded as a $3.9 million obligation under capital lease at December 31, 2016.
(2)	This lease is recorded as a $2.4 million obligation under capital lease at December 31, 2016.